Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Deferred gain on disposal of businesses	$ 23,672	$ 21,883
Investments, net	45,270	48,551
Deferred acquisition costs	11,687	13,466
Compensation related	1,150	1,598
Employee and post-retirement benefits	3,553	1,642
Total deferred tax asset	85,332	87,140
Deferred Tax Liabilities
Net unrealized appreciation on securities	(154,852)	(99,002)
Policyholder and separate account reserves	(4,848)	(2,058)
Accrued liabilities	(1,938)	(1,934)
Other	(5,147)	(6,388)
Total deferred tax liability	(166,785)	(109,382)
Net deferred income tax liability	(81,453)	(22,242)
Net operating or capital loss carryforwards	0
Cumulative valuation allowance against deferred tax assets	$ 0